CONSOLIDATED STATEMENTS OF CHANGES IN INVESTED/SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Predecessor CNY (¥)	Ordinary Shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated losses CNY (¥)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Beginning balance at Dec. 31, 2016	¥ 52,607									¥ 52,607
Ending balance (in shares) at Dec. 31, 2017 | shares		414,291,350
Changes in invested/shareholders' equity
RONG360's contribution	93,431									93,431
Share-based compensation (Note 18)	1,727			¥ 106,039						107,766
Net loss	(27,415)						¥ (174,710)			(202,125)
Completion of reorganization(Note 1(b))	¥ (120,350)	¥ 229		120,121
Completion of reorganization(Note 1(b)) (in shares) | shares		345,541,350
Initial working capital contributed by RONG360				150,000						150,000
Issuance of ordinary shares for the IPO and the concurrent private placements		¥ 46		1,357,907						1,357,953
Issuance of ordinary shares for the IPO and the concurrent private placements (in shares) | shares		68,750,000
Share-based awards to employees of non-platform business (Note 18)				8,851						8,851
Deemed dividends to RONG360 in connection with the share-based awards to employees of non-platform business (Note 18)				(8,851)						(8,851)
Currency translation adjustment						¥ (21,170)				(21,170)
Ending Balance at Dec. 31, 2017		¥ 275		1,734,067		(21,170)	(174,710)			1,538,462
Ending balance (in shares) at Dec. 31, 2018 | shares		428,063,797	(12,817,240)
Changes in invested/shareholders' equity
Share-based compensation (Note 18)				130,659						130,659
Net loss							(164,615)	¥ 4,829		(159,786)
Issuance of ordinary shares for business combination (Note 9)		¥ 4		88,177						88,181
Issuance of ordinary shares for business combination (Note 9) (in shares) | shares		5,772,447
Issuance of options for business combination (Note 9)				6,052						6,052
Issuance of ordinary shares for the IPO and the concurrent private placements		¥ 5	¥ (5)
Issuance of ordinary shares for the IPO and the concurrent private placements (in shares) | shares		8,000,000	(8,000,000)
Share repurchase(Note 20)			¥ (70,109)							(70,109)
Share repurchase(Note 20) (in shares) | shares			(5,624,578)
Exercise of share based awards(Note 18)			¥ 1	700						701
Exercise of share based awards(Note 18) (in shares) | shares			807,338
Share-based awards to employees of non-platform business (Note 18)				17,314						17,314
Deemed dividends to RONG360 in connection with the share-based awards to employees of non-platform business (Note 18)				(17,314)						(17,314)
Currency translation adjustment						58,920		738		59,658
Noncontrolling interests arising from business combinations (Note 9)								110,100		110,100
Ending Balance at Dec. 31, 2018		¥ 284	¥ (70,113)	1,959,655		37,750	(339,325)	115,667		1,703,918
Ending balance (in shares) at Dec. 31, 2019 | shares		430,463,797	(7,780,062)
Changes in invested/shareholders' equity
Share-based compensation (Note 18)				6,390						6,390
Net loss							(451,760)	(78,631)		(530,391)
Transactions with noncontrolling shareholders (Note 9)		¥ 2		28,722				(32,159)		(3,435)
Transactions with noncontrolling shareholders (Note 9) (in shares) | shares		2,400,000
Share repurchase(Note 20)			¥ (134,616)							(134,616)
Share repurchase(Note 20) (in shares) | shares			(10,187,848)
Exercise of share based awards(Note 18)			¥ 102,507	(92,662)						9,845
Exercise of share based awards(Note 18) (in shares) | shares			15,225,026
Share-based awards to employees of non-platform business (Note 18)				1,929						1,929
Deemed dividends to RONG360 in connection with the share-based awards to employees of non-platform business (Note 18)				(1,929)					$ (277)	(1,929)
Statutory reserves					¥ 1,900		(1,900)
Currency translation adjustment						14,558		136		14,694
Ending Balance at Dec. 31, 2019		¥ 286	¥ (102,222)	¥ 1,902,105	¥ 1,900	¥ 52,308	¥ (792,985)	¥ 5,013	$ 153,179	¥ 1,066,405